UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-21949

Deutsche High Income Opportunities Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2015

Semiannual Report

to Shareholders

Deutsche High Income Opportunities Fund, Inc.

Ticker Symbol: DHG

Contents
3 Performance Summary
4 Portfolio Manager
5 Portfolio Summary
6 Investment Portfolio
21 Statement of Assets and Liabilities
23 Statement of Operations
24 Statement of Cash Flows
25 Statement of Changes in Net Assets
26 Financial Highlights
28 Notes to Financial Statements
40 Dividend Reinvestment and Cash Purchase Plan
43 Additional Information
45 Privacy Statement

The fund seeks high current income with a secondary objective of total return.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2015 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 3/31/15
Deutsche High Income Opportunities Fund, Inc.	6-Month‡	1-Year	5-Year	Life of Fund*
Based on Net Asset Value(a)	2.56%	3.00%	10.30%	–0.89%
Based on Market Price(a)	1.79%	5.67%	10.82%	–2.69%
Credit Suisse High Yield Index(b)	0.96%	1.39%	8.29%	7.85%
Morningstar Closed-End High Yield Bond Funds Category(c)	0.50%	1.66%	10.30%	7.59%

* The Fund commenced operations on November 22, 2006. The performance shown for the index and the Morningstar Category is for the time period of November 30, 2006 through March 31, 2015, which is based on the performance period of the life of the Fund.

‡ Total returns shown for periods less than one year are not annualized.

On November 5, 2010, the Fund adopted its current investment policies. Prior to that date the Fund was known as DWS Dreman Value Income Edge Fund, Inc., and its investment objective was to seek to achieve a high level of total return. Performance prior to November 5, 2010 should not be considered representative of the present Fund.

Net Asset Value and Market Price
	As of 3/31/15	As of 9/30/14
Net Asset Value	$15.98	$16.17
Market Price	$14.36	$14.64

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 3/31/15: Income Dividends	$.53
March Income Dividend	$.0850
Current Annualized Distribution Rate (Based on Net Asset Value) as of 3/31/15†	6.38%
Current Annualized Distribution Rate (Based on Market Price) as of 3/31/15†	7.10%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on March 31, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The annual expense ratio of the Fund for the six months ended March 31, 2015 was 1.39% (1.07% excluding interest expense).

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged trader-priced portfolio constructed to mirror the global high-yield debt market.

(c) Morningstar's Closed-End High Yield Bond Funds category represents portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities, where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Category returns assume reinvestment of dividends. It is not possible to invest directly in a Morningstar category.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2015 (Unaudited)
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 124.3%
Consumer Discretionary 25.9%
Ally Financial, Inc.:
3.25%, 2/13/2018	1,765,000	1,747,350
3.5%, 1/27/2019	1,445,000	1,426,937
4.125%, 3/30/2020	610,000	606,188
AMC Entertainment, Inc., 5.875%, 2/15/2022	430,000	446,125
AMC Networks, Inc., 7.75%, 7/15/2021	165,000	179,025
AmeriGas Finance LLC:
6.75%, 5/20/2020	885,000	931,462
7.0%, 5/20/2022	680,000	729,300
APX Group, Inc., 6.375%, 12/1/2019	375,000	373,125
Asbury Automotive Group, Inc., 6.0%, 12/15/2024	1,020,000	1,058,250
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	560,000	596,400
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021	595,000	541,450
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025	935,000	930,325
5.5%, 4/1/2023	1,285,000	1,321,944
Block Communications, Inc., 144A, 7.25%, 2/1/2020	715,000	727,512
Cablevision Systems Corp.:
5.875%, 9/15/2022	1,020,000	1,068,450
8.0%, 4/15/2020	810,000	917,325
CCO Holdings LLC, 7.375%, 6/1/2020	100,000	106,875
CCOH Safari LLC:
5.5%, 12/1/2022	3,655,000	3,737,237
5.75%, 12/1/2024	1,680,000	1,730,400
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	1,190,000	1,188,512
144A, 6.375%, 9/15/2020	2,070,000	2,181,262
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022	445,000	461,688
Series B, 6.5%, 11/15/2022	665,000	699,912
Series A, 7.625%, 3/15/2020	105,000	108,675
Series B, 7.625%, 3/15/2020	2,565,000	2,699,662
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020	40,000	40,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019	275,000	294,250
CSC Holdings LLC, 144A, 5.25%, 6/1/2024	1,475,000	1,504,500
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019	350,000	343,000
Dana Holding Corp., 5.5%, 12/15/2024	385,000	396,550
Delphi Corp., 5.0%, 2/15/2023	490,000	525,525
DISH DBS Corp.:
4.25%, 4/1/2018	530,000	532,650
5.0%, 3/15/2023	685,000	666,026
5.125%, 5/1/2020	2,500,000	2,518,750
6.75%, 6/1/2021	145,000	154,425
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020	2,100,000	2,199,750
144A, 5.75%, 3/1/2023	665,000	699,912
FCA U.S. LLC, 8.25%, 6/15/2021	280,000	310,551
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022	880,000	882,200
Harron Communications LP, 144A, 9.125%, 4/1/2020	755,000	826,725
HD Supply, Inc.:
144A, 5.25%, 12/15/2021	565,000	581,950
7.5%, 7/15/2020	200,000	214,000
11.5%, 7/15/2020	675,000	780,469
Hot Topic, Inc., 144A, 9.25%, 6/15/2021	285,000	308,513
iHeartCommunications, Inc.:
9.0%, 12/15/2019	970,000	960,300
11.25%, 3/1/2021	495,000	506,138
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020	2,050,000	2,037,187
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019	225,000	218,250
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022	100,000	102,000
144A, 7.0%, 9/1/2020	675,000	718,875
MDC Partners, Inc., 144A, 6.75%, 4/1/2020	430,000	453,113
Mediacom Broadband LLC:
5.5%, 4/15/2021	100,000	101,000
6.375%, 4/1/2023	800,000	840,000
Mediacom LLC, 7.25%, 2/15/2022	200,000	215,000
MGM Resorts International:
6.0%, 3/15/2023	580,000	595,950
6.75%, 10/1/2020	834,000	894,465
7.5%, 6/1/2016	550,000	577,885
7.625%, 1/15/2017	385,000	412,431
8.625%, 2/1/2019	950,000	1,083,000
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022	290,000	291,813
Numericable-SFR:
144A, 4.875%, 5/15/2019	975,000	970,125
144A, 6.0%, 5/15/2022	1,455,000	1,473,187
144A, 6.25%, 5/15/2024	430,000	435,375
Penske Automotive Group, Inc., 5.375%, 12/1/2024	1,360,000	1,400,800
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018	670,000	703,500
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	310,000	328,600
Quebecor Media, Inc., 5.75%, 1/15/2023	375,000	386,250
Schaeffler Finance BV:
144A, 4.75%, 5/15/2023 (b)	775,000	782,750
144A, 7.75%, 2/15/2017	755,000	845,600
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	235,000	235,881
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020	210,000	221,025
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020	405,000	422,213
Springs Industries, Inc., 6.25%, 6/1/2021	565,000	557,938
Starz LLC, 5.0%, 9/15/2019	295,000	303,113
Suburban Propane Partners LP, 5.75%, 3/1/2025	280,000	285,600
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019	280,000	273,350
UCI International, Inc., 8.625%, 2/15/2019	235,000	212,675
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023	1,630,000	1,705,469
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022	375,000	417,188
Visant Corp., 10.0%, 10/1/2017	305,000	272,975
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025	330,000	345,675
		62,882,333
Consumer Staples 2.4%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023	345,000	366,907
Chiquita Brands International, Inc., 7.875%, 2/1/2021	151,000	165,345
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022	855,000	824,006
144A, 6.75%, 1/1/2020	385,000	398,475
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020	215,000	226,288
JBS Investments GmbH, 144A, 7.25%, 4/3/2024	970,000	989,400
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021	1,015,000	1,072,094
144A, 8.25%, 2/1/2020	295,000	313,438
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025	395,000	403,887
Post Holdings, Inc., 144A, 6.75%, 12/1/2021	175,000	176,750
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020	105,000	90,759
Smithfield Foods, Inc., 6.625%, 8/15/2022	18,000	19,260
The WhiteWave Foods Co., 5.375%, 10/1/2022	385,000	413,875
U.S. Foods, Inc., 8.5%, 6/30/2019	385,000	404,250
		5,864,734
Energy 14.2%
Antero Resources Corp.:
5.125%, 12/1/2022	685,000	657,600
5.375%, 11/1/2021	495,000	480,150
144A, 5.625%, 6/1/2023	400,000	396,000
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021	145,000	133,038
144A, 5.625%, 6/1/2024	185,000	169,275
Berry Petroleum Co., LLC:
6.375%, 9/15/2022	360,000	279,900
6.75%, 11/1/2020	615,000	499,688
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	230,000	236,325
BreitBurn Energy Partners LP, 7.875%, 4/15/2022	400,000	288,000
California Resources Corp.:
144A, 5.0%, 1/15/2020	1,360,000	1,227,400
144A, 5.5%, 9/15/2021	674,000	597,973
144A, 6.0%, 11/15/2024	270,000	236,925
Chaparral Energy, Inc.:
7.625%, 11/15/2022	450,000	301,500
9.875%, 10/1/2020	1,750,000	1,295,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023	875,000	853,125
6.125%, 2/15/2021	95,000	96,188
6.625%, 8/15/2020	515,000	531,737
Concho Resources, Inc., 5.5%, 4/1/2023	790,000	795,846
Continental Resources, Inc., 3.8%, 6/1/2024	865,000	797,305
Crestwood Midstream Partners LP:
6.125%, 3/1/2022	300,000	302,250
144A, 6.25%, 4/1/2023	190,000	191,900
7.75%, 4/1/2019	610,000	633,851
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021	1,040,000	1,003,600
EP Energy LLC, 6.875%, 5/1/2019	635,000	650,875
EV Energy Partners LP, 8.0%, 4/15/2019	1,845,000	1,678,950
Halcon Resources Corp., 8.875%, 5/15/2021	116,000	80,620
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024	375,000	352,500
Holly Energy Partners LP, 6.5%, 3/1/2020	205,000	201,925
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019	325,000	257,563
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022	380,000	311,600
Laredo Petroleum, Inc., 6.25%, 3/15/2023	610,000	608,475
Linn Energy LLC, 6.25%, 11/1/2019	170,000	134,300
MEG Energy Corp.:
144A, 6.5%, 3/15/2021	435,000	402,375
144A, 7.0%, 3/31/2024	1,295,000	1,220,537
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022	375,000	352,500
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023	575,000	616,687
Newfield Exploration Co.:
5.375%, 1/1/2026	300,000	303,038
5.75%, 1/30/2022	390,000	406,575
Northern Oil & Gas, Inc., 8.0%, 6/1/2020	1,105,000	980,687
Oasis Petroleum, Inc.:
6.875%, 3/15/2022	1,185,000	1,155,375
6.875%, 1/15/2023	405,000	392,850
Regency Energy Partners LP:
5.0%, 10/1/2022	245,000	254,800
5.875%, 3/1/2022	55,000	59,675
Rice Energy, Inc., 144A, 7.25%, 5/1/2023	105,000	105,000
RSP Permian, Inc., 144A, 6.625%, 10/1/2022	950,000	954,750
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	1,240,000	1,248,134
5.625%, 4/15/2023	280,000	279,300
144A, 5.625%, 3/1/2025	490,000	484,488
5.75%, 5/15/2024	1,595,000	1,602,975
Sabine Pass LNG LP, 7.5%, 11/30/2016	565,000	600,312
SESI LLC, 7.125%, 12/15/2021	680,000	686,800
Seventy Seven Energy, Inc., 6.5%, 7/15/2022	90,000	40,950
Seventy Seven Operating LLC, 6.625%, 11/15/2019	400,000	299,000
Sunoco LP, 144A, 6.375%, 4/1/2023 (b)	300,000	309,000
Talos Production LLC, 144A, 9.75%, 2/15/2018	695,000	486,500
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019	145,000	144,275
144A, 5.0%, 1/15/2018	1,020,000	1,050,600
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023	480,000	498,000
Tesoro Corp., 4.25%, 10/1/2017	400,000	416,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022	280,000	226,100
Welltec AS, 144A, 8.0%, 2/1/2019	200,000	188,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021	380,000	377,150
144A, 6.25%, 4/1/2023	915,000	910,425
Williams Partners LP, 6.125%, 7/15/2022	615,000	651,592
WPX Energy, Inc., 5.25%, 1/15/2017	450,000	452,250
		34,438,084
Financials 6.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017	1,300,000	1,378,000
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021	240,000	254,700
Banco Bradesco SA, 144A, 5.75%, 3/1/2022	1,355,000	1,402,425
CIT Group, Inc.:
3.875%, 2/19/2019	2,130,000	2,108,700
5.25%, 3/15/2018	1,045,000	1,081,575
Credit Agricole SA, 144A, 7.875%, 1/29/2049	635,000	672,494
Denali Borrower LLC, 144A, 5.625%, 10/15/2020	575,000	607,775
E*TRADE Financial Corp.:
4.625%, 9/15/2023	395,000	401,913
5.375%, 11/15/2022	345,000	363,975
International Lease Finance Corp.:
3.875%, 4/15/2018	1,370,000	1,390,550
5.75%, 5/15/2016	205,000	213,098
6.25%, 5/15/2019	605,000	660,962
8.75%, 3/15/2017	1,220,000	1,348,100
Morgan Stanley, Series H, 5.45%, 7/29/2049	295,000	297,213
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022	545,000	590,071
(REIT), 6.875%, 5/1/2021	550,000	591,937
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020	305,000	317,963
144A, 5.875%, 3/15/2022	505,000	539,087
Popular, Inc., 7.0%, 7/1/2019	285,000	286,425
Societe Generale SA, 144A, 7.875%, 12/29/2049	795,000	820,837
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049	490,000	504,087
		15,831,887
Health Care 12.0%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021	205,000	219,350
7.75%, 2/15/2019	955,000	995,587
Biomet, Inc.:
6.5%, 8/1/2020	655,000	694,300
6.5%, 10/1/2020	185,000	194,250
Community Health Systems, Inc.:
5.125%, 8/15/2018	2,160,000	2,227,500
5.125%, 8/1/2021	105,000	108,150
6.875%, 2/1/2022	2,140,000	2,287,125
7.125%, 7/15/2020	4,030,000	4,271,800
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022	980,000	869,750
Endo Finance LLC:
144A, 5.375%, 1/15/2023	425,000	423,938
144A, 5.75%, 1/15/2022	420,000	430,500
144A, 6.0%, 2/1/2025	290,000	298,700
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019	405,000	439,628
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021	235,000	257,325
144A, 6.5%, 9/15/2018	210,000	234,150
HCA, Inc.:
5.25%, 4/15/2025	95,000	102,600
5.375%, 2/1/2025	380,000	398,525
6.5%, 2/15/2020	2,155,000	2,426,530
7.5%, 2/15/2022	804,000	937,665
Hologic, Inc., 6.25%, 8/1/2020	385,000	399,438
IMS Health, Inc., 144A, 6.0%, 11/1/2020	465,000	484,181
LifePoint Hospitals, Inc., 5.5%, 12/1/2021	515,000	539,462
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020	660,000	696,300
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019	280,000	297,500
Tenet Healthcare Corp.:
6.0%, 10/1/2020	1,500,000	1,590,000
6.25%, 11/1/2018	1,975,000	2,140,406
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020	475,000	493,406
144A, 6.75%, 8/15/2018	915,000	964,181
144A, 7.5%, 7/15/2021	1,985,000	2,146,897
VRX Escrow Corp.:
144A, 5.375%, 3/15/2020	765,000	771,694
144A, 5.875%, 5/15/2023	705,000	722,625
144A, 6.125%, 4/15/2025	100,000	103,500
		29,166,963
Industrials 12.7%
ADT Corp.:
3.5%, 7/15/2022	285,000	259,350
4.125%, 4/15/2019	85,000	86,594
5.25%, 3/15/2020	635,000	657,225
6.25%, 10/15/2021	300,000	319,500
Aguila 3 SA, 144A, 7.875%, 1/31/2018	920,000	920,000
Air Lease Corp., 4.75%, 3/1/2020	535,000	574,456
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021	360,000	338,400
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020	500,000	482,500
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016	662,200	676,239
Belden, Inc., 144A, 5.5%, 9/1/2022	660,000	676,500
Bombardier, Inc.:
144A, 4.75%, 4/15/2019	290,000	284,200
144A, 5.5%, 9/15/2018	195,000	194,756
144A, 5.75%, 3/15/2022	425,000	400,563
144A, 6.0%, 10/15/2022	485,000	455,294
144A, 7.5%, 3/15/2025	200,000	197,375
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019	250,000	253,125
Casella Waste Systems, Inc., 7.75%, 2/15/2019	440,000	440,000
CNH Industrial Capital LLC, 3.25%, 2/1/2017	1,615,000	1,606,925
Covanta Holding Corp., 5.875%, 3/1/2024	430,000	445,050
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019	520,000	535,600
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021	270,000	270,000
DR Horton, Inc., 4.0%, 2/15/2020	185,000	187,590
Ducommun, Inc., 9.75%, 7/15/2018	705,000	745,537
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	235,000	236,763
FTI Consulting, Inc., 6.0%, 11/15/2022	375,000	394,226
Garda World Security Corp., 144A, 7.25%, 11/15/2021	540,000	530,550
Gates Global LLC, 144A, 6.0%, 7/15/2022	370,000	349,188
GenCorp, Inc., 7.125%, 3/15/2021	865,000	925,550
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021	810,000	844,425
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018	1,035,000	1,076,400
Masonite International Corp., 144A, 5.625%, 3/15/2023	435,000	445,875
Meritor, Inc.:
6.25%, 2/15/2024	410,000	413,075
6.75%, 6/15/2021	975,000	1,009,125
Moog, Inc., 144A, 5.25%, 12/1/2022	340,000	350,200
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022	1,545,000	1,440,712
Oshkosh Corp.:
5.375%, 3/1/2022	322,500	334,594
144A, 5.375%, 3/1/2025	50,000	51,500
Ply Gem Industries, Inc., 6.5%, 2/1/2022	810,000	782,625
SBA Communications Corp., 5.625%, 10/1/2019	370,000	390,165
Spirit AeroSystems, Inc.:
5.25%, 3/15/2022	540,000	561,600
6.75%, 12/15/2020	955,000	1,012,300
Titan International, Inc., 6.875%, 10/1/2020	670,000	580,387
TransDigm, Inc.:
6.0%, 7/15/2022	485,000	485,000
6.5%, 7/15/2024	290,000	291,450
7.5%, 7/15/2021	1,645,000	1,768,375
Triumph Group, Inc., 5.25%, 6/1/2022	245,000	240,713
United Rentals North America, Inc.:
4.625%, 7/15/2023	345,000	348,881
5.75%, 7/15/2018	690,000	719,325
6.125%, 6/15/2023	45,000	47,644
7.375%, 5/15/2020	2,330,000	2,517,856
7.625%, 4/15/2022	565,000	618,110
USG Corp., 144A, 5.5%, 3/1/2025	25,000	25,500
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018	485,000	517,737
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019	480,000	508,200
		30,824,830
Information Technology 10.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	205,000	214,225
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021	1,680,000	1,789,200
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017	470,000	486,450
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021	625,000	660,937
144A, 6.125%, 11/1/2023	230,000	243,225
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021	885,000	809,775
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019	585,000	482,625
Cardtronics, Inc., 144A, 5.125%, 8/1/2022	280,000	276,500
CDW LLC:
5.5%, 12/1/2024	1,375,000	1,440,312
6.0%, 8/15/2022	450,000	483,053
8.5%, 4/1/2019	1,272,000	1,326,060
CyrusOne LP, 6.375%, 11/15/2022	185,000	196,563
EarthLink Holdings Corp., 7.375%, 6/1/2020	470,000	481,750
Entegris, Inc., 144A, 6.0%, 4/1/2022	290,000	302,325
Equinix, Inc.:
5.375%, 1/1/2022	460,000	479,550
5.375%, 4/1/2023	1,275,000	1,323,450
5.75%, 1/1/2025	345,000	359,663
First Data Corp.:
144A, 6.75%, 11/1/2020	2,967,000	3,159,855
144A, 7.375%, 6/15/2019	475,000	496,375
144A, 8.75%, 1/15/2022	890,000	957,862
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022	510,000	555,262
Infor U.S., Inc., 144A, 6.5%, 5/15/2022 (b)	305,000	312,625
Jabil Circuit, Inc., 5.625%, 12/15/2020	3,750,000	4,096,875
Micron Technology, Inc., 144A, 5.25%, 8/1/2023	475,000	483,312
NCR Corp.:
5.875%, 12/15/2021	105,000	109,463
6.375%, 12/15/2023	260,000	276,900
NXP BV, 144A, 3.75%, 6/1/2018	1,125,000	1,147,500
Open Text Corp., 144A, 5.625%, 1/15/2023	380,000	394,250
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023	300,000	300,750
Sanmina Corp., 144A, 4.375%, 6/1/2019	50,000	49,750
Seagate HDD Cayman, 3.75%, 11/15/2018	1,060,000	1,104,709
VeriSign, Inc., 144A, 5.25%, 4/1/2025	290,000	295,800
Ymobile Corp., 144A, 8.25%, 4/1/2018	315,000	327,994
		25,424,945
Materials 10.1%
Ardagh Packaging Finance PLC:
144A, 3.271%**, 12/15/2019	640,000	624,000
144A, 6.75%, 1/31/2021	645,000	653,062
Ashland, Inc., 3.875%, 4/15/2018	1,900,000	1,947,500
Berry Plastics Corp., 5.5%, 5/15/2022	800,000	822,000
Cascades, Inc., 144A, 5.5%, 7/15/2022	280,000	284,200
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	575,000	586,500
Coveris Holding Corp., 144A, 10.0%, 6/1/2018	435,000	460,012
Coveris Holdings SA, 144A, 7.875%, 11/1/2019	605,000	618,612
Crown Americas LLC, 6.25%, 2/1/2021	105,000	110,644
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022	490,000	496,125
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021	806,000	743,535
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017	605,000	595,925
144A, 8.25%, 11/1/2019	520,000	447,200
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020	1,130,000	1,033,950
8.875%, 2/1/2018	760,000	670,700
Huntsman International LLC, 5.125%, 4/15/2021 EUR	475,000	537,864
Kaiser Aluminum Corp., 8.25%, 6/1/2020	490,000	534,100
KGHM International Ltd., 144A, 7.75%, 6/15/2019	1,180,000	1,215,400
Novelis, Inc., 8.75%, 12/15/2020	3,040,000	3,256,600
Perstorp Holding AB, 144A, 8.75%, 5/15/2017	400,000	414,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021	500,000	508,750
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022	440,000	459,800
Polymer Group, Inc., 7.75%, 2/1/2019	531,000	550,912
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021	285,000	265,763
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020	1,785,000	1,845,244
8.25%, 2/15/2021	3,210,000	3,434,700
Sealed Air Corp.:
144A, 4.875%, 12/1/2022	230,000	234,600
144A, 5.125%, 12/1/2024	115,000	119,025
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022	390,000	387,563
Tronox Finance LLC, 6.375%, 8/15/2020	385,000	376,338
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	190,000	197,125
144A, 5.625%, 10/1/2024	95,000	101,413
		24,533,162
Telecommunication Services 27.1%
Altice Financing SA:
144A, 6.5%, 1/15/2022	320,000	328,400
144A, 7.875%, 12/15/2019	420,000	445,200
Altice Finco SA, 144A, 9.875%, 12/15/2020	420,000	465,150
Altice SA, 144A, 7.75%, 5/15/2022	460,000	467,763
B Communications Ltd., 144A, 7.375%, 2/15/2021	535,000	573,252
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	180,000	189,000
Series W, 6.75%, 12/1/2023	510,000	561,638
Cincinnati Bell, Inc.:
8.375%, 10/15/2020	3,055,000	3,249,756
8.75%, 3/15/2018	279,000	285,905
CommScope, Inc., 144A, 5.0%, 6/15/2021	490,000	489,388
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022	480,000	439,200
144A, 8.25%, 9/30/2020	4,304,000	4,310,456
Digicel Ltd.:
144A, 6.75%, 3/1/2023	745,000	721,719
144A, 7.0%, 2/15/2020	200,000	204,000
Frontier Communications Corp.:
6.25%, 9/15/2021	295,000	295,738
6.875%, 1/15/2025	1,295,000	1,282,050
7.125%, 1/15/2023	2,450,000	2,505,125
8.5%, 4/15/2020	1,380,000	1,549,050
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019	1,250,000	1,356,250
7.625%, 6/15/2021	435,000	478,500
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023	855,000	806,906
7.25%, 10/15/2020	5,105,000	5,258,150
7.5%, 4/1/2021	2,375,000	2,443,281
Intelsat Luxembourg SA:
7.75%, 6/1/2021	1,185,000	1,093,162
8.125%, 6/1/2023	185,000	170,200
Level 3 Communications, Inc., 8.875%, 6/1/2019	55,000	57,888
Level 3 Financing, Inc.:
5.375%, 8/15/2022	2,145,000	2,207,338
6.125%, 1/15/2021	2,160,000	2,265,300
7.0%, 6/1/2020	710,000	757,925
8.125%, 7/1/2019	240,000	252,300
8.625%, 7/15/2020	295,000	319,706
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020	645,000	631,455
Pacnet Ltd., 144A, 9.0%, 12/12/2018	320,000	358,400
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020	200,000	215,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020	475,000	523,688
144A, 9.0%, 11/15/2018	1,610,000	1,847,475
Sprint Corp., 7.125%, 6/15/2024	2,250,000	2,193,750
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022	205,000	211,406
6.464%, 4/28/2019	695,000	716,719
6.625%, 11/15/2020	2,200,000	2,299,000
6.625%, 4/1/2023	1,500,000	1,569,375
Telesat Canada, 144A, 6.0%, 5/15/2017	4,185,000	4,266,607
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020	2,710,000	2,828,562
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025 (b)	1,035,000	1,050,525
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021	740,000	796,425
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022	540,000	576,450
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020	375,000	397,500
Windstream Corp.:
6.375%, 8/1/2023	450,000	403,875
7.5%, 4/1/2023	160,000	152,800
7.75%, 10/15/2020	160,000	163,800
7.75%, 10/1/2021	2,345,000	2,339,137
8.125%, 9/1/2018	5,500,000	5,754,375
Zayo Group LLC:
144A, 6.0%, 4/1/2023	380,000	381,900
8.125%, 1/1/2020	257,000	271,778
		65,779,698
Utilities 2.9%
AES Corp.:
3.262%**, 6/1/2019	325,000	323,375
8.0%, 10/15/2017	268,000	309,875
Calpine Corp.:
5.375%, 1/15/2023	465,000	465,000
5.75%, 1/15/2025	465,000	468,488
DPL, Inc., 6.5%, 10/15/2016	419,000	439,950
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024	100,000	104,750
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*	525,000	504,000
IPALCO Enterprises, Inc., 5.0%, 5/1/2018	1,290,000	1,367,400
NGL Energy Partners LP, 5.125%, 7/15/2019	370,000	362,600
NRG Energy, Inc., 6.25%, 5/1/2024	2,275,000	2,292,062
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019	380,000	374,300
		7,011,800
Total Corporate Bonds (Cost $299,270,096)		301,758,436

Loan Participations and Assignments 20.3%
Senior Loans**
Consumer Discretionary 5.9%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019	1,088,342	1,094,235
CSC Holdings, Inc., Term Loan B, 2.678%, 4/17/2020	4,278,228	4,265,522
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	526,504	518,211
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	3,975,000	4,022,203
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020	938,092	940,437
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	704,458	705,631
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019	1,227,600	1,233,738
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020	1,566,150	1,550,496
		14,330,473
Consumer Staples 2.1%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019	2,181,814	2,200,763
HJ Heinz Co., Term Loan B2, 3.25%, 6/5/2020	2,122,608	2,129,082
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020	484,288	483,078
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020	400,950	404,458
		5,217,381
Energy 0.1%
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017	246,713	245,479
Term Loan B, 4.25%, 11/13/2018	70,941	70,720
		316,199
Financials 0.3%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021	630,000	634,095
Health Care 2.5%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021	565,725	567,815
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021	543,125	546,424
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	952,800	956,311
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019	1,252,952	1,252,859
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019	1,979,852	1,985,891
Term Loan B, 3.5%, 12/11/2019	677,092	678,237
		5,987,537
Industrials 1.3%
BE Aerospace, Inc., 2014 Term Loan B, 4.0%, 12/16/2021	503,738	508,455
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021	623,700	619,026
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019	2,064,337	2,076,723
		3,204,204
Information Technology 2.8%
First Data Corp.:
Term Loan, 3.674%, 3/24/2018	3,987,082	3,991,068
Term Loan, 4.174%, 3/24/2021	2,075,000	2,084,296
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020	623,684	625,674
		6,701,038
Materials 1.8%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021	2,228,163	2,227,939
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	2,035,073	2,026,282
		4,254,221
Telecommunication Services 2.8%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019	4,776,396	4,787,358
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020	73,500	73,741
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020	115,000	115,408
Term Loan B5, 4.5%, 1/31/2022	860,000	865,779
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	1,110,102	1,049,047
		6,891,333
Utilities 0.7%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018	1,642,911	1,640,175
Total Loan Participations and Assignments (Cost $48,893,156)		49,176,656

	Shares	Value ($)

Preferred Stock 0.2%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $556,844)	600	615,844

Cash Equivalents 0.3%
Central Cash Management Fund, 0.08% (c) (Cost $693,638)	693,638	693,638

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $349,413,734)†	145.1	352,244,574
Notes Payable	(46.7)	(113,300,000)
Other Assets and Liabilities, Net	1.6	3,849,247
Net Assets	100.0	242,793,821

The following table represents a bond that is in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.50%	11/15/2024	USD	525,000	314,243	504,000

* Non-income producing security.

** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

† The cost for federal income tax purposes was $349,352,853. At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $2,891,721. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,886,361 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,994,640.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At March 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
12/22/2014 3/20/2020	670,000	1	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB–	116,299	106,000	10,299
6/20/2013 9/20/2018	1,260,000	2	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	87,624	51,982	35,642
Total unrealized appreciation							45,941

(d) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Credit Suisse

2 Goldman Sachs & Co.

As of March 31, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	495,000	USD	583,135	4/13/2015	50,809	Bank of America

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosure regarding credit default swaps and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Corporate Bonds	$—	$301,758,436	$—	$301,758,436
Loan Participations and Assignments	—	48,931,177	245,479	49,176,656
Preferred Stock	—	615,844	—	615,844
Short-Term Investments	693,638	—	—	693,638
Derivatives (g) Credit Default Swaps Contracts	—	45,941	—	45,941
Forward Foreign Currency Contracts	—	50,809	—	50,809
Total	$693,638	$351,402,207	$245,479	$352,341,324

During the period ended March 31, 2015, the amount of transfers between Level 2 and Level 3 was $455,984. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended March 31, 2015, the amount of transfers between Level 3 and Level 2 was $403,479. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $348,720,096)	$351,550,936
Investment in Central Cash Management Fund (cost $693,638)	693,638
Total investments in securities, at value (cost $349,413,734)	352,244,574
Cash	415,413
Receivable for investments sold	982,094
Dividends receivable	6,279
Interest receivable	5,449,941
Unrealized appreciation on bilateral swap contracts	45,941
Unrealized appreciation on forward foreign currency exchange contracts	50,809
Upfront payments paid on bilateral swap contracts	157,982
Other assets	5,431
Total assets	359,358,464
Liabilities
Payable for investment purchased	212,431
Payable for investment purchased — when-issued securities	2,415,000
Notes payable	113,300,000
Interest on notes payable	158,820
Payable for Fund shares repurchased	62,875
Accrued management fee	256,436
Accrued Directors' fees	1,122
Other accrued expenses and payables	157,959
Total liabilities	116,564,643
Net assets, at value	$242,793,821
Net Assets Consist of
Distributions in excess of net investment income	(154,030)
Net unrealized appreciation (depreciation) on: Investments	2,830,840
Swap contracts	45,941
Foreign currency	49,602
Accumulated net realized gain (loss)	(597,071,060)
Paid-in capital	837,092,528
Net assets, at value	$242,793,821
Net Asset Value
Net Asset Value per share ($242,793,821 ÷ 15,194,021 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$15.98

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2015 (Unaudited)
Investment Income
Interest	$9,875,518
Dividends	48,675
Income distributions — Central Cash Management Fund	1,871
Total income	9,926,064
Expenses: Management fee	1,470,202
Administration fee	172,965
Services to shareholders	1,812
Custodian fee	35,268
Professional fees	76,743
Reports to shareholders	43,705
Directors' fees and expenses	9,006
Interest expense	549,042
Stock exchange listing fees	11,924
Other	28,874
Total expenses	2,399,541
Net investment income	7,526,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(1,822,480)
Swap contracts	276,482
Foreign currency	118,304
(1,427,694)
Change in net unrealized appreciation (depreciation) on: Investments	(1,168,510)
Swap contracts	(252,190)
Foreign currency	(27,227)
(1,447,927)
Net gain (loss)	(2,875,621)
Net increase (decrease) in net assets resulting from operations	$4,650,902

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended March 31, 2015 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$4,650,902
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(85,873,831)
Net purchases, sales and maturities of short-term investments	12,919,988
Net amortization/accretion of premium (discount)	460,326
Proceeds from sales and maturities of long-term investments	78,944,997
(Increase) decrease in interest receivable	258,342
(Increase) decrease in dividends receivable	(6,279)
(Increase) decrease in other assets	(4,729)
(Increase) decrease in receivable for investments sold	(649,267)
(Increase) decrease in receivable for investments sold — when-issued securities	440,187
Increase (decrease) in interest on notes payable	30,369
Increase (decrease) in payable for investments purchased	212,431
Increase (decrease) in payable for investments purchased — when-issued securities	437,667
(Increase) decrease in upfront payments paid/received on credit default swap contracts	76,018
Increase (decrease) in other accrued expenses and payables	(47,788)
Change in unrealized (appreciation) depreciation on investments	1,168,510
Change in unrealized (appreciation) depreciation on swaps	252,190
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	26,652
Net realized (gain) loss from investments	1,822,480
Cash provided (used) by operating activities	15,119,165
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	(3,200,000)
Cost of shares repurchased	(3,667,310)
Distributions paid	(8,113,854)
Cash provided (used) for financing activities	(14,981,164)
Increase (decrease) in cash	138,001
Cash at beginning of period	277,412
Cash at end of period	$415,413
Supplemental Disclosure
Interest paid on notes	$(518,673)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Operations: Net investment income	$7,526,523	$16,975,784
Net realized gain (loss)	(1,427,694)	5,402,715
Change in net unrealized appreciation (depreciation)	(1,447,927)	(4,109,922)
Net increase (decrease) in net assets resulting from operations	4,650,902	18,268,577
Distributions to shareholders from: Net investment income	(8,113,854)	(16,461,492)
Fund share transactions: Cost of shares repurchased	(3,644,727)	(11,793,154)
Net increase (decrease) in net assets from Fund share transactions	(3,644,727)	(11,793,154)
Increase (decrease) in net assets	(7,107,679)	(9,986,069)
Net assets at beginning of period	249,901,500	259,887,569
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $154,030 and $433,301, respectively)	$242,793,821	$249,901,500
Other Information
Shares outstanding at beginning of period	15,450,908	16,269,962
Shares repurchased	(256,887)	(819,054)
Shares outstanding at end of period	15,194,021	15,450,908

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
	Six Months Ended 3/31/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$16.17		$15.97	$16.03	$13.92	$15.03	$13.58
Income (loss) from investment operations: Net investment incomea	.49		1.08	1.14	1.25	1.25	1.03
Net realized and unrealized gain (loss)	(.18)		.07	(.08)	2.19	(1.09)	1.19
Total from investment operations	.31		1.15	1.06	3.44	.16	2.22
Less distributions from: Net investment income	(.53)		(1.05)	(1.19)	(1.33)	(1.42)	(.88)
NAV accretion resulting from repurchases of shares and shares tendered at a discount to NAVa	.03		.10	.07	—	.15	.11
Net asset value, end of period	$15.98		$16.17	$15.97	$16.03	$13.92	$15.03
Market value, end of period	$14.36		$14.64	$14.15	$15.97	$13.07	$13.40
Total Return
Based on net asset value (%)b	2.56	**	8.78	7.77	25.73	2.16	18.67
Based on market value (%)b	1.79	**	11.16	(4.15)	33.41	7.66	28.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	243		250	260	270	234	365
Ratio of expenses before fee reductions (including interest expense and dividend expense for securities sold short) (%)d	1.97	*	2.01	2.06	2.30	2.52	1.64
Ratio of expenses after fee reductions (including interest expense and dividend expense for securities sold short) (%)d	1.97	*	2.01	2.06	2.08	2.31	1.50
Ratio of expenses after fee reductions (excluding interest expense and dividend expense for securities sold short) (%)d	1.52	*	1.52	1.47	1.44	1.68	1.24
Ratio of net investment income (%)	6.17	*	6.53	7.01	8.12	8.08	7.18
Portfolio turnover rate (%)	23	**	46	53	36	134	154
Total debt outstanding, end of period ($ thousands)	113,300		116,500	110,000	114,000	98,000	50,000
Asset coverage per $1,000 of debtc	3,143		3,145	3,363	3,369	3,392	8,303

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
d Prior to November 5, 2010, the Fund utilized short sales as part of the hedge strategy that sought to provide returns that were uncorrelated with the market.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche High Income Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a closed-end, diversified management investment company organized as a Maryland corporation.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board-approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed- and floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2014, the Fund had a net tax basis capital loss carryforward of approximately $595,704,000, including $511,896,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2016 ($58,426,000), September 30, 2017 ($198,233,000), September 30, 2018 ($243,689,000) and September 30, 2019 ($11,548,000), the respective expiration dates, whichever occurs first; and approximately $83,808,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and forward foreign currency commitments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at March 31, 2015.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. As a buyer in the credit default swap contract, the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended March 31, 2015, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2015, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $1,930,000 to $4,645,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $583,000 to $2,726,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $2,252,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$45,941	$45,941
Foreign Exchange Contracts (b)	50,809	—	50,809
	$50,809	$45,941	$96,750
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Unrealized appreciation on bilateral swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$276,482	$276,482
Foreign Exchange Contracts (b)	120,789	—	120,789
	$120,789	$276,482	$397,271
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from bilateral swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$(252,190)	$(252,190)
Foreign Exchange Contracts (b)	(26,652)	—	(26,652)
	$(26,652)	$(252,190)	$(278,842)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on swap contracts
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of March 31, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of America	$50,809	$—	$—	$50,809
Credit Suisse	10,298	—	—	10,298
Goldman Sachs	35,643	—	—	35,643
	$96,750	$—	$—	$96,750

C. Purchases and Sales of Securities

During the six months ended March 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $85,873,831 and $78,944,997, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The contractual management fee payable under the Investment Management Agreement is equal to an annual rate of 0.85% of the Fund's average daily managed assets, computed and accrued daily and payable monthly. Managed assets means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily managed assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2015, the Administration Fee was $172,965, of which $30,103 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent and dividend-paying agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent and dividend-paying agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2015, the amount charged to the Fund by DSC aggregated $135, of which $65 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $7,767, all of which is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

The Fund has a secured line of credit with a commercial bank with a commitment amount up to $122,000,000 with a maturity date of September 21, 2015. The note bears interest at the higher of either the Overnight Federal Funds rate, the Overnight LIBOR rate or the LIBOR Term Rate, plus 0.80%. At March 31, 2015, this was 1.07%. A commitment fee on the unused portion of the facility is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At March 31, 2015, the Fund had a notes payable outstanding of $113,300,000. The weighted average outstanding daily balance of all loans during the six months ended March 31, 2015 was approximately $102,386,000, with a weighted average annual borrowing cost of 1.08%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings or to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments including asset coverage and portfolio composition requirements, under the terms of the credit facility. Such restrictions and covenants contained in the credit facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

During periods in which the Fund is using leverage, the fees received by the Advisor for investment management and advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total managed assets, including proceeds from the use of leverage.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Board of Directors previously authorized the Fund to effect periodic repurchases for up to 5% of its shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During its six months ended March 31, 2015 and the year ended September 30, 2014, the Fund purchased 256,887 and 819,054 of its shares of common stock on the open market at a total cost of $3,644,727 and $11,793,154 ($14.16 and $14.40 average per share), respectively. The average discount of these purchased shares comparing the purchase price to the net asset value at the time of purchase, was 11.32% and 12.09%, respectively.

On July 9, 2014, the Fund announced that the Fund’s Board of Directors extended the Fund’s existing open market share repurchase program for an additional twelve-month period. The Fund may continue to purchase an aggregate of up to 5% of the Fund’s outstanding shares of common stock in open-market transactions over the period from December 1, 2014 until November 30, 2015 when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2013 and ran until November 30, 2014.

Dividend Reinvestment and Cash Purchase Plan

The Board of Directors of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of common stock of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Directors to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DeAWM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

Whenever the Fund declares an income dividend or a capital gain distribution payable in common shares or cash at the option of the shareholders, each Participant is deemed to have elected to take such dividend or distribution entirely in additional shares of common stock of the Fund. If the market price per share of the Fund’s common stock on the valuation date equals or exceeds the net asset value per share on the valuation date, the number of additional shares to be issued by the Fund and credited to the Participant’s account shall be determined by dividing the dollar amount of the dividend or capital gain distribution payable on the Participant’s shares by the greater of the following amounts per share of the Fund’s common stock on the valuation date: (a) the net asset value, or (b) 95% of the market price. If the market price per share of the Fund’s common stock on the valuation date is less than the net asset value per share on the valuation date, the Plan Agent shall apply the dollar amount of the dividend or capital gain distribution on such Participant’s shares (less such Participant’s pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend and distribution) to the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. The valuation date will be the payment date for the dividend or capital gains distribution or, if such date is not a New York Stock Exchange trading date, then the next preceding New York Stock Exchange trading date. Should the Fund declare an income dividend or capital gain distribution payable only in cash, the amount of such dividend or distribution on each Participant’s shares (less such Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such dividend or distribution) shall be applied to the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. Open-market purchases will be made on or shortly after the payment date for such dividend or distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

Each Participant may send additional funds in the amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of shares of the Fund’s common stock for the Participant’s account. Such voluntary payments will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional shares of the Fund’s common stock as of that investment date. No interest will be paid on optional cash payments held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Optional cash payments should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche High Income Opportunities Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

c/o DeAWM Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash payment by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

Investment of voluntary cash payments and other open-market purchases may be made on any securities exchange where the Fund’s common stock is traded, in the OTC market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine.

The Transfer Agent will confirm to each Participant each acquisition made for such Participant’s account as soon as practicable but no later than 60 days after the date thereof. The Transfer Agent will send to each Participant a statement of account confirming the transaction and itemizing any previous reinvestment activity for the calendar year. A statement reflecting the amount of cash received by the Fund’s Transfer Agent will be issued on receipt of each cash deposit. The statements are the record of the costs of shares and should be retained for tax purposes.

The reinvestment of dividends and capital gain distributions does not relieve the Participant of any tax that may be payable on such dividends and distributions. The Fund’s Transfer Agent will report to each Participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the Participant.

The service fees for handling capital gain distributions or income dividends will be paid by the Fund.

Participants may terminate their accounts under the Plan by notifying the Transfer Agent in writing. Such termination will be effective immediately if such Participant’s notice is received by the Transfer Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective as soon as practicable upon completion of the reinvestment of capital gain distributions or income dividends. If a Participant elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of such Participant’s shares and remit the proceeds to such Participant, the Plan Agent is authorized to deduct brokerage commissions for this transaction and any transfer taxes. The Plan may be terminated by the Fund upon notice in writing mailed to Participants at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. The terms and conditions of the Plan may be amended or supplemented by the Fund at any time or times, but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission, any securities exchange on which shares of the Fund are listed, or any other regulatory authority and with certain other limited exceptions, only by mailing to Participants appropriate written notice at least 30 days prior to the effective date thereof.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DeAWM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Line	Deutsche AWM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Transfer Agent	DeAWM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	DHG
CUSIP Number	25158Y 102

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DHIOF-3
(R-027143-4 5/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
October 1 through October 31	57,915	$ 14.31	57,915	135,990
November 1 through November 30	46,984	$ 14.34	46,984	89,006
December 1 through December 31	43,097	$ 13.97	43,097	724,353
January 1 through January 31	39,500	$ 13.84	39,500	684,853
February 1 through February 28	34,000	$ 14.21	34,000	650,853
March 1 through March 31	35,391	$ 14.30	35,391	615,462
Total	256,887	$ 14.16	256,887
On September 6, 2013, the Fund announced that the Fund's Board of Directors has extended the Fund's existing open-market repurchase program for an additional twelve-month period. The Fund may continue to effect periodic repurchases, at management's discretion, for up to 5% (803,279) of the fund's outstanding common shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2013 through November 30, 2014. Under this plan, the Fund repurchased 714,273 shares in the open market between December 1, 2013 and November 30, 2014.

On July 9, 2014, the Fund announced that the Fund's Board of Directors has extended the Fund's existing open-market repurchase program for an additional twelve-month period. The Fund may continue to effect periodic repurchases, at management's discretion, for up to 5% (767,450) of the fund's outstanding common shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2014 through November 30, 2015. Under this plan, the Fund repurchased 151,988 shares in the open market during the period December 1, 2014 and March 31, 2015.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2015